GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net impairment loss (reversal of impairment loss)	$ 1,038	$ 1,026	$ (218)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net impairment loss (reversal of impairment loss)	194	0	0
Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net impairment loss (reversal of impairment loss)	0	6	0
Tangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net impairment loss (reversal of impairment loss)	$ 844	$ 1,020	$ (218)